FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04085

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Income Fund

Fund Name: Fidelity Total Bond Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: JULY 31

DATE OF REPORTING PERIOD: 06/30/2006

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Income Fund

BY:  /s/ CHRISTINE REYNOLDS*
CHRISTINE REYNOLDS, PRESIDENT AND TREASURER
DATE: 08/10/2006 10:53:30 AM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 31, 2006 AND FILED HEREWITH.

EXHIBIT A

VOTE SUMMARY REPORT
Fidelity Total Bond Fund
07/01/2005 - 06/30/2006

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: ARDEN REALTY LIMITED PARTNERSHIP MEETING DATE: 06/29/2006
TICKER: -- SECURITY ID: 03979GAL9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	THE PROPOSED AMENDMENTS TO THE INDENTURE SET FORTH IN THE CONSENT SOLICITATION PROSPECTUS.	Management	Unknown	None
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: CAESARS ENTERTAINMENT, INC. MEETING DATE: 07/22/2005
TICKER: -- SECURITY ID: 700690AB6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	PROPOSED AMENDMENTS TO THE INDENTURES AND THE ISSUANCE OF THE GUARANTEES	Management	Unknown	None
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY ULTRA-SHORT CENTRAL FUND MEETING DATE: 02/15/2006
TICKER: -- SECURITY ID: 316167105
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	For
1.2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	For
1.3	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	For
1.4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	For
1.5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	For
1.6	ELECT STEPHEN P. JONAS AS A DIRECTOR	Management	For	For
1.7	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	For
1.8	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	For
1.9	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	For
1.10	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	For
1.11	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	For
1.12	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	For
1.13	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: REVLON, INC. MEETING DATE: 06/02/2006
TICKER: REV SECURITY ID: 761525500
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT RONALD O. PERELMAN AS A DIRECTOR	Management	For	For
1.2	ELECT ALAN S. BERNIKOW AS A DIRECTOR	Management	For	For
1.3	ELECT PAUL J. BOHAN AS A DIRECTOR	Management	For	For
1.4	ELECT DONALD G. DRAPKIN AS A DIRECTOR	Management	For	For
1.5	ELECT MEYER FELDBERG AS A DIRECTOR	Management	For	For
1.6	ELECT HOWARD GITTIS AS A DIRECTOR	Management	For	For
1.7	ELECT EDWARD J. LANDAU AS A DIRECTOR	Management	For	For
1.8	ELECT DEBRA L. LEE AS A DIRECTOR	Management	For	For
1.9	ELECT LINDA GOSDEN ROBINSON AS A DIRECTOR	Management	For	For
1.10	ELECT KATHI P. SEIFERT AS A DIRECTOR	Management	For	For
1.11	ELECT JACK L. STAHL AS A DIRECTOR	Management	For	For
1.12	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	For
2	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VIII

Fidelity California Municipal Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Financial Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2006.

WITNESS my hand on this 31st of July 2006.

/s/ Christine Reynolds

Christine Reynolds

Treasurer